Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles (“U.S. GAAP”).

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars (“$” “dollar” or “dollars”):

Most of the revenues of the Company and its subsidiaries, other than the Company’s subsidiary in Brazil, are denominated in U.S. dollars. Financing activities are made in U.S. dollars. Therefore, the Company’s management believes that the currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the dollar, which is used as the functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies are re-measured into dollars in accordance with the principles set forth in Statement of Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”.

Other than in the Company’s subsidiary in Brazil, all exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the consolidated statement of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

For the Company’s subsidiary in Brazil, whose functional currency has been determined to be its local currency, assets and liabilities are translated at year-end exchange rates and statements of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive loss in the shareholders’ equity.

c.	Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

d.	Cash and cash equivalents:

The Company considers all highly liquid deposit instruments with an original maturity of three months or less at the date of purchase to be cash equivalents.

e.	Restricted bank deposit:

Restricted bank deposit represents restricted cash which is pledged in favor of the bank that provides guarantees to the Company.

f.	Short-term bank deposit:

Short-term bank deposit is a deposit with an original maturity of more than three months but equal or less than one year from the date of investment and which does not meet the definition of cash equivalents. The deposit is presented according to its terms of deposit.

g.	Concentration of credit risk:

Financial instruments that may subject the Company to significant concentration of credit risk consist mainly of cash and cash equivalents, restricted bank deposit, short-term bank deposit, severance pay fund and trade receivables.

Cash and cash equivalents are maintained with major financial institutions mainly in Israel. Assets held for severance benefits are maintained with major insurance companies and financial institutions in Israel. Such deposits are not insured. However, management believes that such financial institutions are financially sound and, accordingly, low credit risk exists with respect to these investments.

The Company grants credit to customers without generally requiring collateral or security. The risk of collection associated with trade receivables is reduced by geographical dispersion of the Company’s customer base. The Company establishes an allowance for doubtful accounts based on historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. During the year ended December 31, 2018 and December 31, 2016, the Company recorded allowance for doubtful accounts of $10 and $9, respectively. No additional allowances for doubtful accounts were recorded during the year ended December 31, 2017. No bad debt expenses were recorded during the years ended December 31, 2018, 2017 and 2016.

h.	Inventories:

Inventories are stated at the lower of cost and net realizable value. Cost is determined on a “moving average” basis. Inventory write-offs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-off is measured as the difference between the cost of the inventory and net realizable value based upon assumptions about future demand and is charged to the cost of revenues. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

No inventory write-offs were recorded during the year ended December 31, 2018. The total inventory write-offs during the years ended 2017 and 2016 amounted to $369 and $498, respectively.

i.	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to operations as incurred.

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%

Computers and electronic equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

j.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, plants and equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is assessed by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the asset exceeds its fair value. During the years ended December 31, 2018, 2017 and 2016, no impairment losses were identified.

k.	Revenue recognition:

The Company’s solution is sold to customers directly, through resellers and to lesser extent through distributors. Sales through resellers are considered final sells per revenue recognition criteria.

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised goods or services to its customers in an amount that reflects the consideration the Company expects to receive.

The Company applies the following five-step approach:

a)	Identify the contract with a customer:

The Company generally considers either agreements or purchase orders, which in some cases are governed by master agreements, to be contracts with customers. In evaluating the contract with a customer, the Company analyzes the customer’s intent and ability to pay the amount of promised consideration (credit risk) and considers the probability of collecting substantially all of the consideration.

b)	Identify the performance obligations in the contract:

At a contract’s inception, the Company assesses the goods or services promised in a contract with a customer and identifies the performance obligations.

The main performance obligations usually are the provisions of the following:

License for its software solutions (which may include significant customization), professional services, service type warranty and post-contract customer support, each of which are distinct, to be the identified performance obligations.

c)	Determine the transaction price:

The transaction price is the amount of consideration to which the Company is entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

Generally, the Company doesn’t grant its customers a right to return the products sold. However, in some cases, the arrangements may include refunds, liquidated damages, penalties or other damages if the Company fails to deliver future goods or services or if the goods or services fail to meet certain specifications to acceptance criteria. All of the above are accounted for as variable considerations, which may be considered as adjustments to the transaction price.

The Company includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The Company’s estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information (historical, current and forecasted) that is reasonably available.

As the Company’s standard payment terms are less than one year, the contracts have no significant financing component.

d)	Allocate the transaction price to the performance obligations in the contract:

The Company’s selling price is highly variable. Each contract is different by its scope and price. The standalone selling prices of software licenses are typically estimated using the residual approach. Standalone selling prices of services are typically estimated based on observable transactions when these services are sold on a standalone basis. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis.

e)	Recognize revenue when a performance obligation is satisfied:

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control is either transferred over time or at a point in time, which affects the revenue recognition schedule.

Projects: Revenues from the software solutions which include software license with significant customization are usually recognized over time during the customization period based on Man Months (“MM”) incurred to date in ratio to total estimated MM which represent an input method that best depicts the transfer of control over the performance obligation to the customer. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

Products and related services: Revenues from software solutions which include customer acceptance or software license only contracts which do not include significant customization, are recognized at a point in time of the acceptance of the solution or the point in time the software license is delivered.

Warranty and support: Revenues related to service type warranty and post-contract customer support are recognized over time on a straight-line basis.

Deferred revenues represent unrecognized fees collected as well as other advances and payments received from customers, for which revenue has not yet been recognized. Deferred revenues are classified as short-term and long-term deferred revenues based on the period in which revenues are expected to be recognized.

See also Note 3 for details about the impact from adopting the new revenue standard and other required disclosures.

l.	Cost of revenues:

Cost of revenues are comprised of cost of third-party hardware and software license fees, maintenance fees related to such third-party hardware and software, employees’ salaries and related costs, shipping and handling costs, subcontractors, inventory write-offs, indirect taxes, importation taxes and royalties to the Israel Innovation Authority (the “IIA”).

m.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation — Stock Compensation”, which requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards granted based on the accelerated attribution method over the requisite service period of each of the awards. The Company selected the Black-Scholes option-pricing model as the most appropriate fair value method for its share-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based upon actual historical share price movements over the most recent periods ending on the grant date, equal to the expected option term. The expected term was generated by running the Monte Carlo model pursuant to which historical post-vesting forfeitures and suboptimal exercise factor are estimated by using historical option exercise information. The suboptimal exercise factor is the ratio by which the share price must increase over the exercise price before employees are expected to exercise their share options. The expected term of the options granted is derived from the output of the options valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the expected term of the options. Forfeitures account as they occur. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option-pricing model.

No options were granted in 2018. The fair value for options granted in 2017 and 2016 is estimated at the date of grant with the following weighted average assumptions:

	2017	2016

Dividend yield	0%	0%
Expected volatility	46.4%-55.9%	50.7%-59.4%
Risk-free interest	1.6%-2.1%	0.8%-1.4%
Expected life (in years)	3.43-4.76	2.79-4.99

n.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred except royalty-bearing participation from the IIA as described in Note 2o.

ASC 985-20, “Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release have been insignificant. Therefore, all research and development costs have been expensed.

o.	Government grants:

The Company receives royalty-bearing grants, which represent participation of the IIA in approved programs for research and development. These amounts are recognized on the accrual basis as a reduction of research and development costs as such costs are incurred. Royalties to the IIA are recorded under cost of revenues, when the related sales are recognized (see also Note 9a1).

During the years 2012 to 2017, the Company also received grants from the Israeli Ministry of Economy (the “MOE”), up to 50% of relevant marketing expenses. These grants were presented as a reduction of marketing expenses and amounted to $6 and $75 for the years ended December 31, 2017 and 2016, respectively (see also Note 9a2).

p.	Income (loss) per share:

Basic and diluted income (loss) per Ordinary Share is presented in conformity with ASC 260, “Earnings Per Share”, for all years presented. Basic income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted income (loss) per share since they were anti-dilutive. The total weighted average number of shares related to the outstanding options and restricted share units (“RSUs”) excluded from the calculation of diluted net income (loss) per share was, 731,542 and 70,801 as of December 31, 2018 and 2017, respectively. As of December 31, 2016, there were no anti-dilutive securities.

q.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a full valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will be realized.

r.	Income tax uncertainties:

In accordance with ASC 740, “Income Taxes”, the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% of the amount likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. When applicable, the Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of December 31, 2018 and 2017, no liability for unrecognized tax benefits was recorded.

s.	Severance pay:

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company’s Israeli employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company’s contributions made to severance pay funds and to insurance policies.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2012, the Company’s agreements with new employees in Israel are in accordance with section 14 of the Severance Pay Law – 1963, which provides that the Company’s contributions to the severance pay fund shall cover its entire severance obligation. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not recorded as part of the balance sheet, as the Company is legally released from its severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership of the amounts deposited.

Severance expenses for the years ended December 31, 2018, 2017 and 2016 amounted to $1,065, $1,007 and $905, respectively.

t.	Fair value of financial instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, restricted bank deposit, short-term bank deposit, trade receivables, trade payables and other accounts payable and accrued expenses. Due to the short-term nature of such financial instruments, their fair value approximates their carrying value.

u.	Legal contingencies:

From time to time, the Company may be involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. The Company’s estimations and related accruals if any are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events relating to a particular matter.

v.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income”, which establishes standards for the reporting and displays of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its only item of other comprehensive income relates to foreign currency translation adjustment and gains or losses on intercompany foreign currency transactions that are of a long-term investment nature in connection with its subsidiary in Brazil.

w.	Recently issued and adopted accounting standards:

1.	In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”. The standard replaced the revenue recognition guidance in US GAAP under ASC Topic 605 and was required to be applied retrospectively to each prior period presented or applied using a modified retrospective method with the cumulative effect recognized to retained earnings in the beginning of the period of initial application. Subsequently, the FASB issued several additional ASUs related to ASU No. 2014-09, collectively referred to as the “new revenue standards”, which became effective for the Company beginning January 1, 2018.

On January 1, 2018, the Company adopted ASC 606 using the modified retrospective method and applied the standard to those contracts which were not substantially completed as of January 1, 2018 and recognized the cumulative effect of initial adoption as an adjustment to the opening balance of accumulated deficit as of such date. As a result of this adoption, the Company revised its accounting policy for revenue recognition as detailed in Note 2k (see also Note 3).

2.	In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted ASU 2016-18 effective January 1, 2018. The adoption of this new guidance had an immaterial impact on the Company’s consolidated financial statements.

3.	In May 2017, the FASB issued ASU No. 2017-09, “Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting” (“ASU 2017-09”). ASU 2017-09 was issued to provide clarity and reduce both 1) diversity in practice and 2) cost and complexity when applying the guidance in ASC 718 to a change in the terms or conditions of a share-based payment award. ASU 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting under ASC 718. The Company adopted ASU 2017-09 during the first quarter of 2018. The adoption of this new guidance had no impact on the Company’s consolidated financial statements.

x.	New accounting standards not yet effective:

In February 2016, the FASB issued ASU No. 2016-02 (Topic 842) “Leases” (“ASU 2016-02”). ASU 2016-02 supersedes the lease requirements in ASC 840, “Leases”. According to ASU 2016-02, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. Lessees will also recognize interest expense and depreciation expense separately. ASU 2016-02 is effective for interim and annual reporting periods beginning after December 15, 2018. In July 2018, the FASB issued amendments in ASU 2018-11, which provide a transition election to not restate comparative periods for the effects of applying the new standard. This transition election permits entities to change the date of initial application to the beginning of the earliest comparative period presented, or retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment.

The Company will implement ASU 2016-02 on January 1, 2019 by using the modified retrospective method, with right-of-use assets measured at an amount equal to the lease liability, with certain relief options offered in ASU 2016-02 including certain available transitional practical expedients. The Company expects adoption of the standard to have a material impact on its consolidated balance sheets which will result in the recognition of lease assets and liabilities in an amount within the range of $5,600 to $6,200. The most significant impact from recognition of lease assets and liabilities relates to real estate and car leases. However, the Company does not anticipate that the adoption of this standard will have a material impact on the operating expenses in its consolidated statements of operations and its cash flows since the expense recognition under this new standard will be similar to current practice. The Company’s financial income (expenses), net will be impacted by the revaluation of the lease liabilities in non-dollar denominated currencies.